Adoption of New IFRS Pronouncements - Summary of Adjustments to Condensed Consolidated Balance Sheets (Detail) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Disclosure of retrospective adjustments of financial statements [line items]
Equity	$ 23,018	$ 19,993	$ 18,166
Equity after accounting changes attributable to:
Shareholders of the company	22,884	19,851	18,007
Non-controllinginterests	$ 134	142	159
Previously stated [member]
Disclosure of retrospective adjustments of financial statements [line items]
Equity		19,525	17,601
Increase (decrease) due to application of IFRS 15 [member] | Trade and settlement receivables [member]
Disclosure of retrospective adjustments of financial statements [line items]
Equity		(61)
Increase (decrease) due to application of IFRS 15 [member] | Inventories [member]
Disclosure of retrospective adjustments of financial statements [line items]
Equity		32
Increase (decrease) due to application of IFRS 15 [member] | Current portion of deferred consideration [member]
Disclosure of retrospective adjustments of financial statements [line items]
Equity		23	32
Increase (decrease) due to application of IFRS 15 [member] | Current income taxes payable [member]
Disclosure of retrospective adjustments of financial statements [line items]
Equity		5
Increase (decrease) due to application of IFRS 15 [member] | Deferred consideration [member]
Disclosure of retrospective adjustments of financial statements [line items]
Equity		651	723
Increase (decrease) due to application of IFRS 15 [member] | Deferred income tax liabilities [member]
Disclosure of retrospective adjustments of financial statements [line items]
Equity		$ (182)	$ (190)